July 27, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:	Mark P. Shuman
Branch Chief—Legal

Re:	Xplore Technologies Corp.
Preliminary Information Statement on Schedule 14C
Filed on July 13, 2007
File No. 0-52697

Dear Mr. Shuman:

On behalf of Xplore Technologies Corp. (the “Company”), we are filing herewith under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Amendment No. 1 to the Company’s Preliminary Information Statement on Schedule 14C (the “Amended Information Statement”). We are also providing one unmarked copy of the Amended Information Statement and one copy of the Amended Information Statement that is marked to show changes from the Company’s  Preliminary Information Statement on Schedule 14C filed on July 13, 2007 (the “Information Statement”).

The Amended Information Statement is being filed in response to comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”), pursuant to a letter dated July 25, 2007, setting forth comments to the Information Statement. Set forth below are the Staff’s comments, indicated in bold, and the Company’s responses.

Preliminary Information Statement on Schedule 14C

General

1.                 Please provide a detailed analysis regarding how the information presented in this information statement regarding an unregistered offering of securities complies with the limitations set forth in Rule 135c of the Securities Act of 1933.

Response:   Rule 135c under the Securities Act of 1933, as amended (the “Act”), provides issuers with a safe harbor from the general solicitation limitations of the Act for issuer announcements of unregistered offerings. The Commission adopted the safe harbor in April 1994 as a result of repeated requests for guidance concerning appropriate disclosure of such offerings in light of the limitations on general solicitations in private placements. When promulgating Rule 135c, the Company respectfully submits that the Commission intended for the Rule to cover communications made by issuers through press releases, advertisements, circulars and other mass media, and not filings required to be made by a registrant under the Exchange Act. The Company did not intend for the Information Statement to be a notice of a proposed unregistered offering as contemplated by Rule 135c. In addition, the information presented in the Information Statement regarding the unregistered offering of securities is required by Schedule 14C and the rules and regulations relating thereto (including Item 11 of Schedule 14A). Under the circumstances, the Company respectfully submits that the information in the Information Statement regarding the offering is required under the Exchange Act and the filing of the Information Statement does not constitute general solicitation under Rule 502(c) of the Act.

2.                 We note that the proposed action authorizing the issuance of securities in an unregistered offering will have the effect of enabling the company to issue shares of its Series C Preferred Stock. As such, it appears information required by Item 13(a) of Schedule 14A should be provided. See paragraph 11(e) of Schedule 14A, or provide us with a reasoned analysis of why such information is not required.

Response:   Instruction 1 to Item 13 of Schedule 14A allows a registrant to omit information required by Item 13(a) of Schedule 14A that is not material for the exercise of prudent judgment with regard to the matter to be acted upon. Instruction 1 provides registrants with guidance as to information that is not deemed material. One of those examples is where the matter to be acted upon is the authorization of the issuance of preferred stock for cash at an offering price constituting fair value. The purpose of the Information Statement is to provide notice to the Company’s shareholders that authorization has been obtained from its shareholders through written consent for the Company to issue Series C Preferred Stock and Warrants for cash in a proposed private placement. Since the shares of the Company’s Series C Preferred Stock and Warrants to be issued in the proposed private placement are being issued for cash at an offering price which the Company believes constitutes fair value, the Company respectfully submits that the financial and other information otherwise required to be disclosed under Item 13(a) of Regulation 14A is not required and may properly be omitted from the Information Statement.

3.                 Please provide us with a description of the manner in which you intend to seek the consent of the necessary percentage of outstanding shares to approval the issuance of the securities in the private placement described in your document. Tell us how many shareholders were or will be contacted as well as the nature of the relationship between those contacted and the company affiliates. It does not appear from your beneficial ownership table on page 6 that your officers, directors and Phoenix Venture Fund LLC 110 hold greater than 50% of the voting power of your combined classes of securities. Please tell us the manner in which you intend to seek consent of enough additional beneficial owners to approve the issuance of the shares in the private placement. Also, provide us with a detailed analysis as to whether such activities constitute a solicitation, and, if so, whether such activities qualify for one of the exemptions to the definition of solicitation set forth in Rule 14a-2 of the Securities Exchange Act of 1934.

Response:   The Company currently has three classes of voting stock, consisting of common stock, par value $0.001 per share (“Common Stock”), Series A Convertible Preferred Stock, par value $0.001 per share (“Series A Preferred Stock”), and Series B Convertible Preferred Stock, par value $0.001 per share (“Series B Preferred Stock”). The Company’s issued and outstanding shares of voting stock, as of July 24, 2007, the record date, are as follows:

Shares of Common Stock:	64,931,586
Shares of Series A Preferred Stock:	63,472,895
Shares of Series B Preferred Stock:	9,988,513
Total:	138,392,994

The holders of the Company’s Series A and Series B Preferred Stock are entitled to one vote per share and are entitled to vote with the holders of the Company’s Common Stock, together as a single class.

The Company’s Common Stock is registered pursuant to Section 12(g) of the Exchange Act. The Company’s Series A Preferred Stock and Series B Preferred Stock are not registered nor are they required to be registered under the Exchange Act.

Pursuant to the requirements of the Toronto Stock Exchange, the Company needs to obtain the approval of holders of a majority of its outstanding shares of voting stock (69,196,498 shares of voting stock) to issue the Series C Preferred Stock and Warrants in the proposed private placement. The Company’s Chief Executive Officer and one of its directors have sought and obtained written consents from 21 holders of its Series A Preferred Stock, 6 holders of its Series B Preferred Stock, and 2 holders of its Common Stock (which represent an aggregate of 54.25% of the Company’s outstanding shares of voting stock). The 27 consenting holders of Series A and Series B Preferred Stock (which again is not registered under Section 12(g) of the Exchange Act) own an aggregate of 61,801,645 shares of Preferred Stock and 12,999,871 shares of Common Stock. The two holders of Common Stock, who are directors of the Company, own 273,750 shares of Common Stock. Seventeen of the 21 consenting holders of Series A Preferred Stock are (1) officers or directors of the Company, (ii) entities controlled by directors of the

Company, or (iii) are members of the Phoenix Venture Fund LLC (“Phoenix”), the Company’s principal stockholder, or are controlled by a member of Phoenix. One of the six consenting holders of Series B Preferred Stock is a member of Phoenix. Eight of the consenting holders of Series A and B Preferred Stock intend to invest in the proposed private placement. All of the consenting holders are “accredited investors” under the Act.

Rule 14a-2 under the Exchange Act states that, except as specified, the proxy rules (i.e., Rules 14a-3 to 14a-15) apply to every solicitation of a proxy with respect to securities registered pursuant to Section 12 of the Exchange Act. As stated above, the Company’s Series A Preferred Stock and Series B Preferred Stock are not registered under Section 12 of the Exchange Act. Accordingly, the Company respectfully submits that the Company’s solicitation of written consents from the holders of its Series A and Series B Preferred Stock do not fall within the proxy rules. The Company believes the Staff’s no action position in IDS Realty Trust, SEC No-Action Letter (April 15, 1976) is consistent with the Company’s position. In IDS Realty Trust, the Staff took a no action position in connection with the proposed solicitation of consents, without complying with the proxy rules, from holders of debentures not registered under Section 12(g) of the Exchange Act. In addition, the Staff has consistently recognized that the proxy regulations apply only to registered equity securities of companies registered under Section 12(g) of the Exchange Act. See  Pepco Holdings, Inc. SEC No-Action Letter (December 6, 2006). Accordingly, the Company believes that its solicitation of 27 holders of its Series A and Series B Preferred Stock, which stock is not registered under Section 12(g) of the Exchange Act, and two directors are exempt from the proxy rules.

Interests of Certain Persons in Matters to be Action On, page 5

4.                 Revise to state the maximum gross investment SG Phoenix is obligated to make in the private placement; the cash fee payable by Xplore Technologies if the maximum investment is made; and the number of additional warrants issuable to SG Phoenix if the maximum investment is made. See Item 5(a) of Schedule 14A.

Response:   We have amended the section entitled “Interests of Certain Persons in Matters To Be Acted On” on page 5 of the Amended Information Statement to indicate that the maximum gross investment SG Phoenix is obligated to make in the private placement is $7 million; the cash fee payable by the Company to SG Phoenix, if the maximum investment is made, will be $420,000; and the number of additional warrants issuable to SG Phoenix, if the maximum investment is made, will be 840,000 warrants.

The Company hereby acknowledges that:

•       the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•       Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•       the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you wish to discuss any of the foregoing responses, please call me at (212) 603-2227.

Very truly yours,
/s/ Jonathan J. Russo
Jonathan J. Russo

cc:	Michael J. Rapisand
Xplore Technologies Corp.